Purchase Price Allocation to Assets Acquired and Liabilities Assumed, Shanghai Kangshi (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended								1 Months Ended
	Dec. 31, 2012 Customer base Minimum	Dec. 31, 2012 Customer base Maximum	Dec. 31, 2012 Contract backlog Minimum	Dec. 31, 2012 Contract backlog Maximum	Dec. 31, 2012 Non-compete agreements Minimum	Dec. 31, 2012 Non-compete agreements Maximum	Nov. 10, 2010 Shanghai Kangshi	Nov. 10, 2010 Shanghai Kangshi Customer base	Nov. 10, 2010 Shanghai Kangshi Customer base Minimum	Nov. 10, 2010 Shanghai Kangshi Customer base Maximum	Nov. 10, 2010 Shanghai Kangshi Contract backlog	Nov. 10, 2010 Shanghai Kangshi Non-compete agreements
Cash							$ 929
Current assets							1,151
Current liabilities							(443)
Non-current assets							35
Intangible assets acquired								1,970			318	155
Goodwill							3,597
Deferred tax liabilities							(366)
Total consideration							$ 7,346
Estimated useful lives	1 year 9 months 18 days	6 years	3 months 18 days	1 year 3 months 18 days	3 years	5 years			3 years 2 months 12 days	5 years 2 months 12 days	10 months 24 days	5 years